CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Revenues		$ 17,931	$ 14,427	$ 11,537
Direct operating costs		(13,470)	(10,510)	(8,247)
General and administrative expenses		(413)	(433)	(406)
Profit (loss) from operating activities		4,048	3,484	2,884
Interest expense		(2,501)	(1,855)	(1,468)
Share of earnings from investments in associates and joint ventures		459	12	88
Mark-to-market (losses) gains		(118)	173	(116)
Other income		141	121	1,945
Income before income tax		2,029	1,935	3,333
Income tax expense
Current		(576)	(474)	(374)
Deferred		(5)	(86)	(240)
Net income		1,448	1,375	2,719
Attributable to:
Limited partners		102	101	556
General partner		265	240	210
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		42	42	229
BIPC exchangeable shares		21	24	95
Exchangeable units	[1]	2	0	3
Interest of others in operating subsidiaries		$ 1,016	$ 968	$ 1,626
Basic and diluted income per unit attributable to
Limited partners, basic (in dollars per unit)	[2]	$ 0.14	$ 0.14	$ 1.16
Limited partners, diluted (in dollars per unit)	[2]	$ 0.14	$ 0.14	$ 1.16

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[2]	Basic and diluted income per limited partner unit have been retroactively adjusted to reflect the impact of the special distribution and the unit split. Refer to Note 1, Organization and Description of the Business, for further details.